DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Components of long-term debt:
Total debt, net of deferred finance charges	$ (1,452,255)	$ (1,216,730)
Less: Current portion of long-term debt and short-term debt	521,282	342,566
Long-term debt	(930,973)	(874,164)
Repayments of long-term debt:
2025	(526,941)
2026	(93,833)
2027	(58,333)
2028	(58,333)
2029	(358,333)
2030 and thereafter	(379,168)
Total	(1,474,941)	(1,240,583)
Deferred finance charges	22,686	23,853
Total debt, net of deferred financing costs	(1,452,255)	$ (1,216,730)
VIE debt
Repayments of long-term debt:
2025	(278,966)
2026	(35,500)
2027	0
2028	0
2029	0
2030 and thereafter	0
Total	(314,466)
Deferred finance charges	2,483
Total debt, net of deferred financing costs	(311,983)
Golar debt
Repayments of long-term debt:
2025	(247,975)
2026	(58,333)
2027	(58,333)
2028	(58,333)
2029	(358,333)
2030 and thereafter	(379,168)
Total	(1,160,475)
Deferred finance charges	20,203
Total debt, net of deferred financing costs	$ (1,140,272)